Related Party Transactions - Additional Information (Detail)			3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Oct. 23, 2017 USD ($) shares	Oct. 18, 2017 $ / mo $ / h	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Accrued expenses - related parties			$ 34,837		$ 42,915	$ 34,837		$ 37,530
Warrants price per share | $ / shares			$ 1.50			$ 1.50		$ 1.50
Working capital loans			$ 0		0	$ 0		$ 0
Warrant [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loans convertible into warrants			1,500,000			1,500,000		1,500,000
Sponsors [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues					25,000
Total expenses - related parties			$ 61,000	$ 61,000	58,000	$ 129,000	$ 130,000	257,000
Accrued expenses - related parties					$ 43,000			$ 37,500
Sponsors [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Monthly fee payable | $ / mo		5,000
Deferred cash payment per hour | $ / h		330
Affiliate of Sponsor [Member]
Related Party Transaction [Line Items]
Monthly expense for office space and related support services to an affiliate | $ / mo		16,875
Class F Common Stock [Member]
Related Party Transaction [Line Items]
Common stock conversion basis ratio			100.00%			100.00%		100.00%
Class F Common Stock [Member] | Sponsors [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues | shares	8,625,000				8,625,000
Stock issued during period, value, new issues	$ 25,000				$ 863
Number of shares to be forfeited if over-allotment option is not exercised | shares	1,125,000
Common stock conversion basis ratio			100.00%			100.00%		100.00%
Ratio of shares to be received as adjustment to existing shares						11.11%		11.11%
Class A Common Stock [Member] | Sponsors [Member]
Related Party Transaction [Line Items]
Threshold share price for transfer of shares | $ / shares						$ 12.00		$ 12.00
Number of trading period for transfer of shares						20 days		20 days
Number of consecutive trading period for transfer of shares						30 days		30 days
Period from completion of business combination						150 days		150 days
Class A Common Stock [Member] | Sponsors [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Ordinary shares to be issued | shares			7,583			7,583		6,110
Class A Common Stock [Member] | Anchor Investors [Member]
Related Party Transaction [Line Items]
Shares to be sold under forward agreements | shares						15,789,474		15,789,474
Forward agreements price per share | $ / shares						$ 9.50		$ 9.50
Forward agreements, aggregate amount						$ 150,000,000		$ 150,000,000
Class A Common Stock [Member] | Anchor Investors [Member] | Contingent Call Shares [Member]
Related Party Transaction [Line Items]
Threshold share price | $ / shares						$ 11.00		$ 11.00
Number of trading days for calculating share price						20 days		20 days
Number of consecutive trading days for calculating share price						30 days		30 days
Share purchase price | $ / shares			$ 0.01			$ 0.01		$ 0.01